LEASE LIABILITY (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Office Space [Member]
IfrsStatementLineItems [Line Items]
Monthly lease payments	$ 48
Lease payments	576
Warehouse Space [Member]
IfrsStatementLineItems [Line Items]
Monthly lease payments	18
Lease payments	216
Factory Space [Member]
IfrsStatementLineItems [Line Items]
Monthly lease payments	19
Lease payments	$ 228
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease term	2 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease term	5 years